Initial Public Offering (Details) - $ / shares		3 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Initial Public Offering [Line Items]
Number of sold units	290,447
Price per share (in Dollars per share)	$ 0.6	$ 0.6	$ 0.6
Stock price (in Dollars per share)	1	1	$ 1
Number of Shares Issued Per Unit			1
Warrant [Member]
Initial Public Offering [Line Items]
Public warrant shares			1
Class A Common Stock [Member]
Initial Public Offering [Line Items]
Stock price (in Dollars per share)	11.5	11.5	$ 11.5
Class A Common Stock [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Stock price (in Dollars per share)	11.5	$ 11.5	$ 11.5
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Number of sold units		28,750,000	28,750,000
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Number of sold units		3,750,000	3,750,000
Price per share (in Dollars per share)	$ 10	$ 10	$ 10